Mortgage Servicing Rights, at Fair Value	12 Months Ended
Dec. 31, 2022
Transfers and Servicing [Abstract]
Mortgage Servicing Rights, at Fair Value
12. Mortgage Servicing Rights, at Fair Value
The servicing portfolio associated with capitalized servicing rights consists of the following (in thousands):

	December 31, 2022	December 31, 2021
Fannie Mae/Freddie Mac	$7,051,851	$37,079,995
Ginnie Mae	532,328	1,109,962
Private investors	1,018,159	1,109,459
Total UPB	$8,602,338	$39,299,416

Weighted average interest rate	3.59%	3.03%

The activity in the loan servicing portfolio associated with capitalized servicing rights consisted of the following (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Beginning UPB	$39,299,416	$26,675,358	$22,269,362	$288,057
Originated MSR	10,098,259	17,491,713	6,312,227	21,241,997
Purchased MSR	—	234,007	866,806	1,966,657
Sales MSR	(38,233,148)	(320,027)	(1,090,267)	(527)
Payoffs MSR	(1,671,774)	(3,935,261)	(1,488,977)	(991,716)
Other	(890,415)	(846,374)	(193,793)	(235,106)
Ending UPB	$8,602,338	$39,299,416	$26,675,358	$22,269,362
The activity in the MSR asset consisted of the following (in thousands):

	For the year ended December 31, 2022	For the nine months ended December 31, 2021	For the three months ended March 31, 2021	For the year ended December 31, 2020
	Successor		Predecessor
Beginning balance	$427,942	$267,364	$180,684	$2,600
Originations	122,362	161,364	65,964	159,434
Purchases	—	16,915	9,014	14,088
Sales	(478,197)	(2,501)	(8,647)	—
Changes in fair value due to:
Changes in market inputs or assumptions used in valuation model	51,309	26,950	35,109	14,817
Changes in fair value due to portfolio runoff and other	(28,320)	(42,150)	(14,760)	(10,255)
Ending balance	$95,096	$427,942	$267,364	$180,684

The value of MSR is driven by the net cash flows associated with servicing activities. The cash flows include contractually specified servicing fees, late fees, and other ancillary servicing revenue. The fees for Successor periods were $35.0 million and $43.4 million for the year ended December 31, 2022 and nine months ended December 31, 2021, respectively. Fees for Predecessor periods were $13.0 million and $18.1 million for January 1, 2021 to March 31, 2021 and the year ended December 31, 2020, respectively. These fees and changes in fair value of the MSR are recorded within fee income in the Consolidated Statements of Operations. As of December 31, 2022 and December 31, 2021, there were $60.6 million and $142.4 million, respectively, in MSR, at fair value, pledged as collateral for nonrecourse debt.
The following table summarizes the estimated change in the fair value of MSR from adverse changes in the significant assumptions (in thousands):

	December 31, 2022
	Weighted Average Prepayment Speed	Discount Rate
Impact on fair value of 10% adverse change	$(2,677)	$(4,258)
Impact on fair value of 20% adverse change	$(5,178)	$(8,155)

These sensitivities are hypothetical and should be evaluated with care. The effect on fair value of a 10% variation in assumptions generally cannot be determined because the relationship of the change in assumptions to the fair value may not be linear. Additionally, the impact of a variation in a particular assumption on the fair value is calculated while holding other assumptions constant. In reality, changes in one factor may lead to changes in other factors, which could impact the above hypothetical effects.
The following table provides a summary of the loan servicing portfolio delinquencies as a percentage of the total number of loans and the total UPB of the portfolio:

	December 31, 2022		December 31, 2021
	Number of Loans	Unpaid Principal Balance	Number of Loans	Unpaid Principal Balance
Portfolio delinquency
30 days	1.2%	1.1%	0.4%	0.3%
60 days	0.3%	0.2%	0.1%	0.0%
90 or more days	0.6%	0.5%	0.1%	0.1%
Total	2.1%	1.8%	0.6%	0.4%

Foreclosure/real estate owned	0.1%	0.1%	0.0%	0.0%